SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Furniture and Fixtures	3 Years

Schedule of computation of diluted net loss per share
	May 31,
	2020	2019
Stock options	281,834	50,000
Warrants	2,334,937	732,351
	2,616,771	782,351

	August 31, 2019	August 31, 2018
Warrants	2,334,937	495,306
Options	234,000	50,000
Total	2,568,937	545,306